UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06135

Templeton Institutional Funds

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:  12/31

Date of reporting period: 3/31/14

Item 1. Schedule of Investments.

Templeton Institutional Funds

Statement of Investments, March 31, 2014 (unaudited)

Emerging Markets Series	Industry	Shares	Value
Common Stocks 87.4%
Argentina 0.1%
[a,b]Grupo Clarin SA, B, GDR, Reg S	Media	24,962	$144,780

Australia 0.5%
BHP Billiton Ltd.	Metals & Mining	21,291	720,110

Belgium 3.4%
Anheuser-Busch InBev NV	Beverages	50,320	5,276,082

Brazil 11.6%
Ambev SA	Beverages	1,577,535	11,786,920
M Dias Branco SA	Food Products	55,000	2,215,953
Souza Cruz SA	Tobacco	449,567	4,082,379
			18,085,252
Cambodia 0.5%
NagaCorp Ltd.	Hotels, Restaurants & Leisure	681,100	709,511

Chile 0.5%
Sociedad Quimica Y Minera de Chile SA Soquimich, ADR	Chemicals	22,890	726,529

China 10.9%
AAC Technologies Holdings Inc.	Electronic Equipment, Instruments
	& Components	341,900	1,776,402
[a]Angang Steel Co. Ltd., H	Metals & Mining	1,937,000	1,198,693
[a]Baidu Inc., ADR	Internet Software & Services	27,300	4,159,974
Brilliance China Automotive Holdings Ltd.	Automobiles	228,900	350,590
[a]China Shipping Development Co. Ltd., H	Marine	2,359,000	1,347,313
Lenovo Group Ltd.	Technology Hardware, Storage &
	Peripherals	1,853,100	2,035,520
NetEase Inc., ADR	Internet Software & Services	59,840	4,027,232
Tencent Holdings Ltd.	Internet Software & Services	30,900	2,149,250
			17,044,974
Hong Kong 12.4%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	141,519	1,378,395
Esprit Holdings Ltd.	Specialty Retail	266,900	444,578
Giordano International Ltd.	Specialty Retail	979,576	631,459
Luk Fook Holdings (International) Ltd.	Specialty Retail	886,120	2,793,241
[a]Melco Crown Entertainment Ltd., ADR	Hotels, Restaurants & Leisure	80,914	3,127,326
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	814,600	2,872,359
Sands China Ltd.	Hotels, Restaurants & Leisure	469,700	3,503,168
SJM Holdings Ltd.	Hotels, Restaurants & Leisure	1,451,202	4,078,696
[a]Summit Ascent Holdings Ltd.	Trading Companies & Distributors	346,100	506,002
			19,335,224
India 6.0%
Tata Consultancy Services Ltd.	IT Services	185,631	6,582,841
Tata Motors Ltd.	Automobiles	412,532	2,738,184
			9,321,025
Kenya 1.2%
Equity Bank Ltd.	Banks	3,018,499	1,109,229
Kenya Commercial Bank Ltd.	Banks	1,338,772	712,772
			1,822,001
Nigeria 0.9%
Ecobank Transnational Inc.	Banks	366,735	28,908
Nigerian Breweries PLC	Beverages	1,048,260	984,304
Zenith Bank PLC	Banks	3,884,837	470,746
			1,483,958
Peru 0.6%
Compania de Minas Buenaventura SA, ADR	Metals & Mining	79,310	996,927

                                                          Quarterly Statement of Investments.| See Notes to Statements of Investments.

Templeton Institutional Funds

Statement of Investments, March 31, 2014 (unaudited) (continued)
Philippines 0.8%
Ayala Corp.	Diversified Financial Services	71,350	921,365
[a]Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure	398,600	89,409
[a]Melco Crown Philippines Resorts Corp.	Hotels, Restaurants & Leisure	1,016,700	295,288
			1,306,062
Qatar 3.8%
Industries Qatar QSC	Industrial Conglomerates	114,610	5,867,025
Romania 0.2%
Nuclearelectrica SA	Independent Power & Renewable
	Electricity Producers	8,023	23,244
[c]Societatea Nationala de Gaze Naturale ROMGAZ SA, 144A	Oil, Gas & Consumable Fuels	31,400	320,057
			343,301
Russia 1.3%
Alrosa AO	Metals & Mining	377,700	388,478
[d]LUKOIL Holdings, ADR	Oil, Gas & Consumable Fuels	21,020	1,167,976
[d]LUKOIL Holdings, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	3,500	194,477
Mining and Metallurgical Co. Norilsk Nickel, ADR	Metals & Mining	14,600	242,725
			1,993,656
Singapore 0.2%
K-REIT Asia	Real Estate Investment Trusts
	(REITs)	430,396	390,072
South Africa 8.8%
MTN Group Ltd.	Wireless Telecommunication
	Services	100,800	2,063,247
Naspers Ltd., N	Media	26,012	2,868,639
Remgro Ltd.	Diversified Financial Services	450,955	8,776,123
			13,708,009
South Korea 2.8%
Grand Korea Leisure Co. Ltd.	Hotels, Restaurants & Leisure	63,526	2,609,881
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor
	Equipment	1,372	1,730,300
			4,340,181
Sweden 0.5%
[e]Oriflame Cosmetics SA, SDR	Personal Products	33,726	818,162
Switzerland 3.5%
Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	56,822	5,425,087
Taiwan 3.1%
Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor
	Equipment	192,000	879,534
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	1,005,000	3,910,762
			4,790,296
Thailand 1.7%
Quality Houses PCL, fgn.	Real Estate Management &
	Development	3,593,400	334,682
Thai Beverage PCL	Beverages	4,921,400	2,367,092
			2,701,774
Turkey 0.5%
Turkiye Garanti Bankasi AS	Banks	220,000	752,717
United Arab Emirates 5.3%
Emaar Properties PJSC	Real Estate Management &
	Development	3,027,842	8,202,295
United Kingdom 4.4%
Unilever PLC	Food Products	161,117	6,880,347

Templeton Institutional Funds

Statement of Investments, March 31, 2014 (unaudited) (continued)
United States 1.3%
Avon Products Inc.	Personal Products	136,233	1,994,451
Vietnam 0.2%
DHG Pharmaceutical JSC	Pharmaceuticals	43,900	289,233
Zimbabwe 0.4%
Delta Corp. Ltd.	Beverages	595,233	684,577
Total Common Stocks (Cost $99,886,819)			136,153,618
Participatory Notes (Cost $5,371,656) 4.3%
Saudi Arabia 4.3%
[c]HSBC Bank PLC, Etihad Etisalat Co., 144A, 12/05/14	Wireless Telecommunication
	Services	273,269	6,758,222
Preferred Stocks (Cost $1,374,313) 1.2%
Chile 1.2%
Embotelladora Andina SA, pfd., A	Beverages	662,105	1,919,845
Total Investments before Short Term Investments (Cost $106,632,788)			144,831,685

Short Term Investments 4.6%
Money Market Funds (Cost $6,754,414) 4.3%
United States 4.3%
[a,f]Institutional Fiduciary Trust Money Market Portfolio		6,754,414	6,754,414
Investments from Cash Collateral Received for Loaned Securities (Cost
$423,185) 0.3%
Money Market Funds 0.3%
United States 0.3%
[g]BNY Mellon Overnight Government Fund, 0.052%		423,185	423,185
Total Investments (Cost $113,810,387) 97.5%			152,009,284
Other Assets, less Liabilities 2.5%			3,845,661
Net Assets 100.0%			$155,854,945

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2014, the aggregate value of these securities was $7,078,279, representing 4.54% of net assets.
dAt March 31, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
eA portion or all of the security is on loan at March 31, 2014.
fThe Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end investment company.
gThe rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
SDR - Swedish Depositary Receipt

Templeton Institutional Funds

Statement of Investments, March 31, 2014 (unaudited)

Foreign Equity Series	Industry	Shares	Value
Common Stocks 95.1%
Belgium 0.7%
KBC GROEP NV	Banks	824,889	$50,746,160

Brazil 0.9%
Embraer SA, ADR	Aerospace & Defense	1,685,150	59,805,974
Vale SA, ADR	Metals & Mining	18,900	261,387
			60,067,361
Canada 1.4%
Ensign Energy Services Inc.	Energy Equipment & Services	883,500	13,059,878
Talisman Energy Inc.	Oil, Gas & Consumable Fuels	5,692,230	56,747,218
Trican Well Service Ltd.	Energy Equipment & Services	2,168,800	27,448,446
			97,255,542
China 3.2%
China Life Insurance Co. Ltd., H	Insurance	20,128,000	57,090,034
China Mobile Ltd.	Wireless Telecommunication
	Services	7,312,440	66,935,678
China Telecom Corp. Ltd., H	Diversified Telecommunication
	Services	138,976,040	64,323,754
Shanghai Electric Group Co. Ltd., H	Electrical Equipment	102,652,463	36,394,778
			224,744,244
France 10.8%
AXA SA	Insurance	3,658,510	95,092,719
BNP Paribas SA	Banks	1,671,010	128,906,769
Cie Generale des Etablissements Michelin, B	Auto Components	970,869	121,433,083
Compagnie de Saint-Gobain	Building Products	1,101,220	66,531,896
Sanofi	Pharmaceuticals	1,318,229	137,454,256
Technip SA	Energy Equipment & Services	488,620	50,430,961
Total SA, B	Oil, Gas & Consumable Fuels	1,655,763	108,590,375
Vivendi SA	Diversified Telecommunication
	Services	1,910,914	53,236,378
			761,676,437
Germany 12.0%
Bayer AG	Pharmaceuticals	958,986	129,724,350
Deutsche Boerse AG	Diversified Financial Services	525,230	41,805,950
[a]Deutsche Lufthansa AG	Airlines	1,844,850	48,332,983
Deutsche Post AG	Air Freight & Logistics	1,551,867	57,666,242
HeidelbergCement AG	Construction Materials	648,910	55,619,986
Infineon Technologies AG	Semiconductors & Semiconductor
	Equipment	6,581,554	78,547,585
Merck KGaA	Pharmaceuticals	520,069	87,598,374
Metro AG	Food & Staples Retailing	1,192,020	48,655,071
Muenchener Rueckversicherungs-Gesellschaft AG	Insurance	403,213	88,109,739
SAP AG	Software	948,871	76,820,153
Siemens AG	Industrial Conglomerates	770,840	103,763,596
Software AG	Software	664,150	24,057,083
			840,701,112
Hong Kong 3.1%
AIA Group Ltd.	Insurance	9,226,310	43,773,660
Cheung Kong (Holdings) Ltd.	Real Estate Management &
	Development	2,705,540	44,822,295
Cheung Kong (Holdings) Ltd., ADR	Real Estate Management &
	Development	61,495	1,021,432
Hutchison Whampoa Ltd.	Industrial Conglomerates	4,350,520	57,659,555
Hutchison Whampoa Ltd., ADR	Industrial Conglomerates	12,387	329,866
Noble Group Ltd.	Trading Companies & Distributors	37,120,000	34,970,147
Swire Pacific Ltd., A	Real Estate Management &
	Development	2,552,310	29,730,252

                                                         Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Institutional Funds

Statement of Investments, March 31, 2014 (unaudited) (continued)
Swire Properties Ltd.	Real Estate Management &
	Development	2,759,317	7,897,535
			220,204,742
India 0.6%
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	3,050,691	44,925,447

Ireland 1.5%
CRH PLC	Construction Materials	27,730	771,578
CRH PLC (London Stock Exchange)	Construction Materials	3,658,930	102,144,243
			102,915,821
Israel 1.1%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	1,487,133	78,580,108

Italy 4.4%
Eni SpA	Oil, Gas & Consumable Fuels	3,244,373	81,400,474
Intesa Sanpaolo SpA	Banks	28,328,416	96,015,999
Saipem SpA	Energy Equipment & Services	1,020,675	24,919,390
UniCredit SpA	Banks	11,350,672	103,686,284
			306,022,147
Japan 4.7%
ITOCHU Corp.	Trading Companies & Distributors	3,650,600	42,652,816
Nikon Corp.	Household Durables	2,252,600	36,270,308
Nissan Motor Co. Ltd.	Automobiles	9,112,600	81,220,616
Suntory Beverage & Food Ltd.	Beverages	1,612,600	55,539,556
Toyota Motor Corp.	Automobiles	1,637,920	92,448,381
Trend Micro Inc.	Software	738,200	22,849,729
			330,981,406
Netherlands 7.9%
Akzo Nobel NV	Chemicals	1,363,410	111,263,935
Fugro NV, IDR	Energy Equipment & Services	781,872	48,083,648
[a]ING Groep NV, ADR	Diversified Financial Services	25,175	358,744
[a]ING Groep NV, IDR	Diversified Financial Services	8,840,710	125,157,011
Koninklijke Philips NV	Industrial Conglomerates	2,321,705	81,586,551
Randstad Holding NV	Professional Services	543,361	31,821,063
[a]SBM Offshore NV	Energy Equipment & Services	2,542,127	46,286,103
TNT Express NV	Air Freight & Logistics	7,002,971	68,785,540
[b]TNT Express NV, 144A	Air Freight & Logistics	857,400	8,421,671
Unilever NV, IDR	Food Products	803,326	33,022,053
			554,786,319
Norway 3.0%
Statoil ASA	Oil, Gas & Consumable Fuels	3,420,470	96,541,148
Telenor ASA	Diversified Telecommunication
	Services	5,289,898	117,235,243
			213,776,391
Singapore 2.3%
DBS Group Holdings Ltd.	Banks	6,197,313	79,668,125
Singapore Telecommunications Ltd.	Diversified Telecommunication
	Services	28,824,360	83,641,860
			163,309,985
South Korea 4.7%
Hyundai Mobis	Auto Components	159,505	47,181,965
KB Financial Group Inc.	Banks	1,061,585	37,134,042
KB Financial Group Inc., ADR	Banks	136,453	4,796,323
LG Electronics Inc.	Household Durables	738,143	44,985,896
POSCO	Metals & Mining	187,948	52,242,096
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor
	Equipment	112,518	141,902,220
			328,242,542
Spain 3.0%
[a]Banco Santander SA	Banks	4,306,903	41,069,569
Inditex SA	Specialty Retail	174,096	26,121,787

Templeton Institutional Funds

Statement of Investments, March 31, 2014 (unaudited) (continued)
Repsol SA	Oil, Gas & Consumable Fuels	2,891,466	73,801,045
Telefonica SA	Diversified Telecommunication
	Services	4,248,980	67,236,004
			208,228,405
Sweden 1.4%
Ericsson, B	Communications Equipment	3,575,800	47,627,238
Getinge AB, B	Health Care Equipment & Supplies	1,750,291	49,032,380
			96,659,618
Switzerland 7.9%
Credit Suisse Group AG	Capital Markets	3,378,907	109,279,357
Nestle SA	Food Products	470,976	35,456,395
Novartis AG	Pharmaceuticals	1,035,004	87,811,425
Novartis AG, ADR	Pharmaceuticals	12,740	1,083,155
Roche Holding AG	Pharmaceuticals	558,780	167,507,579
[a]Swiss Re AG	Insurance	1,276,405	118,327,364
[a]UBS AG (CHF Traded)	Capital Markets	12,029	248,472
[a]UBS AG (USD Traded)	Capital Markets	1,814,754	37,601,703
			557,315,450
Taiwan 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	13,013,492	50,639,481

Thailand 0.5%
Bangkok Bank PCL	Banks	6,159,200	33,906,467

United Kingdom 18.1%
Aviva PLC	Insurance	13,393,269	106,529,687
BAE Systems PLC	Aerospace & Defense	9,799,531	67,677,210
BP PLC	Oil, Gas & Consumable Fuels	9,888,199	79,132,647
BP PLC, ADR	Oil, Gas & Consumable Fuels	11,120	534,872
Carillion PLC	Construction & Engineering	6,792,790	40,938,425
GlaxoSmithKline PLC	Pharmaceuticals	4,862,082	128,983,850
HSBC Holdings PLC	Banks	7,832,501	79,320,173
[a]International Consolidated Airlines Group SA	Airlines	14,404,890	100,203,048
Kingfisher PLC	Specialty Retail	15,651,661	109,945,655
[a]Lloyds Banking Group PLC	Banks	74,149,040	92,249,605
Marks & Spencer Group PLC	Multiline Retail	9,522,010	71,689,773
Rexam PLC	Containers & Packaging	7,382,869	59,941,660
[a]Rolls-Royce Holdings PLC	Aerospace & Defense	1,321,856	23,690,120
Royal Dutch Shell PLC, B, ADR	Oil, Gas & Consumable Fuels	1,423,392	111,181,149
Serco Group PLC	Commercial Services & Supplies	6,203,210	43,543,647
Standard Chartered PLC	Banks	2,284,748	47,765,077
Tesco PLC	Food & Staples Retailing	7,432,240	36,608,199
Vodafone Group PLC	Wireless Telecommunication
	Services	19,976,064	73,358,387
			1,273,293,184
United States 1.2%
ACE Ltd.	Insurance	593,730	58,814,894
Perrigo Co. PLC	Pharmaceuticals	144,842	22,401,264
			81,216,158
Total Common Stocks (Cost $4,537,429,584)			6,680,194,527
Preferred Stocks (Cost $30,910,061) 0.4%
Brazil 0.4%
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	1,990,520	27,608,512

Total Investments before Short Term Investments (Cost $4,568,339,645)			6,707,803,039

Short Term Investments (Cost $292,202,319) 4.2%
Money Market Funds 4.2%
United States 4.2%
[a,c]Institutional Fiduciary Trust Money Market Portfolio		292,202,319	292,202,319

Templeton Institutional Funds
Statement of Investments, March 31, 2014 (unaudited) (continued)
Total Investments (Cost $4,860,541,964) 99.7%	7,000,005,358
Other Assets, less Liabilities 0.3%	20,803,559
Net Assets 100.0%	$7,020,808,917

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2014, the aggregate value of this security was $8,421,671, representing 0.12% of net assets.
cThe Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end investment company.

ABBREVIATIONS

Currency

CHF - Swiss Franc
USD - US Dollar

Selected Portfolio

ADR - American Depositary Receipt
IDR - International Depositary Receipt

Templeton Institutional Funds

Statement of Investments, March 31, 2014 (unaudited)

Foreign Smaller Companies Series	Industry	Shares/Units	Value
Common Stocks and Other Equity Interests 93.7%
Australia 0.4%
Iluka Resources Ltd.	Metals & Mining	630,074	$5,790,716

Austria 0.8%
Wienerberger AG	Building Products	564,980	10,820,170

Bahamas 1.0%
[a]Steiner Leisure Ltd.	Diversified Consumer Services	292,267	13,517,349

Belgium 1.0%
Barco NV	Electronic Equipment, Instruments
	& Components	171,957	13,765,190

Bermuda 0.9%
Axis Capital Holdings Ltd.	Insurance	267,350	12,257,998

Brazil 0.7%
Companhia de Saneamento de Minas Gerais	Water Utilities	498,100	7,976,890
Lojas Renner SA	Multiline Retail	58,800	1,664,559
			9,641,449
Canada 6.8%
AGF Management Ltd.	Capital Markets	643,300	7,454,924
Canaccord Genuity Group Inc.	Capital Markets	468,638	3,476,417
Dorel Industries Inc., B	Household Durables	339,400	11,357,342
Enerflex Ltd.	Energy Equipment & Services	667,900	10,634,196
Ensign Energy Services Inc.	Energy Equipment & Services	448,700	6,632,674
Genworth MI Canada Inc.	Thrifts & Mortgage Finance	481,000	16,413,353
HudBay Minerals Inc.	Metals & Mining	2,017,560	15,751,351
Mullen Group Ltd.	Energy Equipment & Services	571,600	14,349,466
Trican Well Service Ltd.	Energy Equipment & Services	421,400	5,333,260
			91,402,983
China 5.3%
AAC Technologies Holdings Inc.	Electronic Equipment, Instruments
	& Components	2,884,500	14,986,927
[a]China ZhengTong Auto Services Holdings Ltd.	Specialty Retail	9,109,000	5,061,567
[b]Daphne International Holdings Ltd.	Textiles, Apparel & Luxury Goods	13,982,000	5,696,307
Digital China Holdings Ltd.	Electronic Equipment, Instruments
	& Components	4,450,000	4,486,460
[a]Kingdee International Software Group Co. Ltd., fgn.	Software	33,832,000	12,910,896
Shenguan Holdings Group Ltd.	Food Products	10,941,300	4,542,153
Sinomedia Holding Ltd.	Media	2,423,300	2,030,755
Springland International Holdings Ltd.	Multiline Retail	16,233,000	7,199,366
Yingde Gases	Chemicals	14,454,500	13,752,968
			70,667,399
Finland 3.9%
Amer Sports OYJ	Leisure Products	1,264,112	26,856,916
Huhtamaki OYJ	Containers & Packaging	934,360	25,618,489
			52,475,405
France 2.0%
[a]Beneteau	Leisure Products	476,600	7,689,483
Ipsos	Media	485,570	19,702,592
			27,392,075
Germany 5.6%
DMG MORI SEIKI AG	Machinery	521,182	15,966,611
Gerresheimer AG	Life Sciences Tools & Services	301,370	19,505,317
[a]Kloeckner & Co. SE	Trading Companies & Distributors	1,072,135	15,813,294
Leoni AG	Auto Components	172,450	12,585,758

                                                                   Quarterly Statement of Investments. |See Notes to Statements of Investments.

Templeton Institutional Funds

Statement of Investments, March 31, 2014 (unaudited) (continued)

Rational AG	Machinery	29,410	10,474,705
			74,345,685
Greece 0.6%
[a]JUMBO SA	Specialty Retail	439,741	7,876,377

Hong Kong 5.8%
Luk Fook Holdings (International) Ltd.	Specialty Retail	2,065,000	6,509,324
MIE Holdings Corp.	Oil, Gas & Consumable Fuels	26,942,000	5,106,039
Stella International Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,993,562	9,555,984
Techtronic Industries Co. Ltd.	Household Durables	9,109,500	25,485,390
Value Partners Group Ltd.	Capital Markets	12,239,000	7,368,852
VTech Holdings Ltd.	Communications Equipment	1,851,300	23,808,208
			77,833,797
India 0.5%
Jain Irrigation Systems Ltd.	Machinery	5,600,954	6,075,516

Italy 3.1%
Amplifon SpA	Health Care Providers & Services	1,248,312	8,410,430
Azimut Holding SpA	Capital Markets	336,436	12,005,726
Marr SpA	Food & Staples Retailing	414,296	8,117,019
[a]Sorin SpA	Health Care Equipment & Supplies	4,337,155	12,955,388
			41,488,563
Japan 11.7%
Aderans Co. Ltd.	Personal Products	259,400	2,967,946
Asahi Co. Ltd.	Specialty Retail	355,700	4,814,114
Asics Corp.	Textiles, Apparel & Luxury Goods	1,226,300	24,105,432
Capcom Co. Ltd.	Software	322,700	6,121,358
Descente Ltd.	Textiles, Apparel & Luxury Goods	1,051,671	8,273,172
Keihin Corp.	Auto Components	609,700	8,883,829
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	427,200	24,625,460
MEITEC Corp.	Professional Services	622,200	17,661,752
Nissin Kogyo Co. Ltd.	Auto Components	292,230	5,449,939
Seria Co. Ltd.	Multiline Retail	169,600	6,284,829
Shinko Plantech Co. Ltd.	Energy Equipment & Services	723,000	5,596,561
Square Enix Holdings Co. Ltd.	Software	588,500	12,115,506
Sumitomo Rubber Industries Ltd.	Auto Components	1,373,000	17,478,415
Tokai Rika Co. Ltd.	Auto Components	334,800	5,624,329
Unipres Corp.	Auto Components	355,500	6,388,805
			156,391,447
Netherlands 5.8%
Aalberts Industries NV	Machinery	678,778	23,661,076
Accell Group NV	Leisure Products	322,736	6,665,539
Arcadis NV	Construction & Engineering	591,950	22,767,160
Beter Bed Holding NV	Specialty Retail	252,490	5,682,632
[a,b]Royal Imtech NV	Construction & Engineering	2,111,420	5,789,138
USG People NV	Professional Services	779,912	12,593,876
			77,159,421
Norway 2.0%
Schibsted ASA	Media	243,168	15,091,142
Tomra Systems ASA	Commercial Services & Supplies	1,181,150	11,342,606
			26,433,748
Philippines 0.8%
[a]Metropolitan Bank & Trust Co.	Banks	3,203,789	5,532,907
Vista Land & Lifescapes Inc.	Real Estate Management &
	Development	47,331,300	5,572,742
			11,105,649
Russia 0.7%
[a,c]X5 Retail Group NV, GDR, Reg S	Food & Staples Retailing	590,808	9,249,099

Sierra Leone 0.6%
[a]African Minerals Ltd.	Metals & Mining	3,044,180	7,917,163

Templeton Institutional Funds

Statement of Investments, March 31, 2014 (unaudited) (continued)

Singapore 1.1%
[a]Flextronics International Ltd.	Electronic Equipment, Instruments
	& Components	1,589,210	14,684,300

South Korea 8.5%
Binggrae Co. Ltd.	Food Products	87,188	7,532,441
BS Financial Group Inc.	Banks	1,326,270	18,743,885
Daum Communication Corp.	Internet Software & Services	115,936	8,513,659
DGB Financial Group Inc.	Banks	1,022,830	14,791,607
Halla Visteon Climate Control Corp.	Auto Components	472,380	21,558,520
Hyundai Mipo Dockyard Co. Ltd.	Machinery	104,437	15,201,178
KIWOOM Securities Co. Ltd.	Capital Markets	184,979	9,275,874
Korea Investment Holdings Co. Ltd.	Capital Markets	178,750	6,177,106
Mirae Asset Securities Co. Ltd.	Capital Markets	89,240	3,460,993
Youngone Corp.	Textiles, Apparel & Luxury Goods	229,448	8,521,616
			113,776,879
Spain 1.8%
Construcciones y Auxiliar de Ferrocarriles SA	Machinery	29,776	15,279,901
Tecnicas Reunidas SA	Energy Equipment & Services	161,024	9,097,324
			24,377,225
Sweden 1.2%
[a,d]D Carnegie & Co. AB	Capital Markets	74	—
Duni AB	Household Durables	410,410	5,390,286
[b]Oriflame Cosmetics SA, SDR	Personal Products	438,650	10,641,251
			16,031,537
Switzerland 4.2%
[a]Forbo Holding AG	Household Durables	7,320	7,684,344
[b]Logitech International SA	Technology Hardware, Storage &
	Peripherals	1,005,240	14,968,023
[a]Nobel Biocare Holding AG	Health Care Equipment & Supplies	848,920	12,196,023
Panalpina Welttransport Holding AG	Air Freight & Logistics	86,380	13,269,688
Verwaltungs-und Privat-Bank AG	Capital Markets	3,399	350,474
Vontobel Holding AG	Capital Markets	212,080	8,384,837
			56,853,389
Taiwan 4.5%
D-Link Corp.	Communications Equipment	17,656,000	12,552,415
Giant Manufacturing Co. Ltd.	Leisure Products	2,366,482	16,086,094
Simplo Technology Co. Ltd.	Electronic Equipment, Instruments
	& Components	4,262,918	20,297,943
Tripod Technology Corp.	Electronic Equipment, Instruments
	& Components	5,762,000	11,333,841
			60,270,293
Thailand 0.5%
L.P.N. Development PCL, fgn.	Real Estate Management &
	Development	8,229,600	4,060,866
Pruksa Real Estate PCL, fgn.	Real Estate Management &
	Development	4,269,500	2,672,964
			6,733,830
Turkey 0.3%
Aygaz AS	Gas Utilities	993,104	3,903,809

United Kingdom 8.6%
Bellway PLC	Household Durables	255,540	7,071,990
Berendsen PLC	Commercial Services & Supplies	660,380	12,303,143
Bodycote PLC	Machinery	274,437	3,699,111
Bovis Homes Group PLC	Household Durables	386,470	5,761,683
Debenhams PLC	Multiline Retail	5,534,840	7,368,085
Dignity PLC	Diversified Consumer Services	406,172	9,930,399
Greggs PLC	Food & Staples Retailing	2,090,140	17,605,823
Homeserve PLC	Commercial Services & Supplies	2,324,840	12,228,328
[a]Just Retirement Group PLC	Insurance	1,576,660	3,629,998

Templeton Institutional Funds
Statement of Investments, March 31, 2014 (unaudited) (continued)
Kingfisher PLC	Specialty Retail	321,310	2,257,054
Laird PLC	Electronic Equipment, Instruments
	& Components	2,302,240	11,543,324
Man Group PLC	Capital Markets	4,067,871	6,866,522
UBM PLC	Media	586,360	6,676,666
[a]Vectura Group PLC	Pharmaceuticals	3,486,022	8,891,933
			115,834,059
United States 3.0%
iShares MSCI EAFE ETF	Diversified Financial Services	299,300	20,103,981
iShares MSCI EAFE Small-Cap ETF	Diversified Financial Services	381,800	19,929,960
			40,033,941
Total Common Stocks and Other Equity Interests (Cost $1,010,532,940)			1,256,106,461
Preferred Stocks (Cost $12,225,988) 0.9%
Germany 0.9%
Draegerwerk AG & Co. KGAA, pfd.	Health Care Equipment & Supplies	95,700	11,756,234

Total Investments before Short Term Investments (Cost $1,022,758,929)			1,267,862,695

Short Term Investments (Cost $31,233,347) 2.3%
Investments from Cash Collateral Received for Loaned Securities 2.3%
Money Market Funds 2.3%
United States 2.3%
[e]BNY Mellon Overnight Government Fund, 0.052%		31,233,347	31,233,347
Total Investments (Cost $1,053,992,275) 96.9%			1,299,096,042
Other Assets, less Liabilities 3.1%			41,411,237
Net Assets 100.0%			$1,340,507,279

aNon-income producing.
bA portion or all of the security is on loan at March 31, 2014.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees.
dSecurity has been deemed illiquid because it may not be able to be sold within seven days.
eThe rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS
Selected Portfolio

ETF - Exchange Traded Fund
GDR - Global Depositary Receipt
SDR - Swedish Depositary Receipt

Templeton Institutional Funds

Statement of Investments, March 31, 2014 (unaudited)

Global Equity Series	Industry	Shares	Value
Common Stocks 96.1%
Austria 0.0%†
UNIQA Insurance Group AG	Insurance	1,500	$19,913

Belgium 0.8%
UCB SA	Pharmaceuticals	48,480	3,882,169

Canada 1.1%
Talisman Energy Inc.	Oil, Gas & Consumable Fuels	258,420	2,576,251
Trican Well Service Ltd.	Energy Equipment & Services	244,500	3,094,405
			5,670,656
China 5.9%
China Life Insurance Co. Ltd., H	Insurance	1,398,000	3,965,216
China Mobile Ltd.	Wireless Telecommunication
	Services	133,500	1,222,015
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	1,539,290	4,445,345
China Telecom Corp. Ltd., H	Diversified Telecommunication
	Services	4,754,000	2,200,344
CSR Corp. Ltd, H	Machinery	2,549,000	2,142,666
Haier Electronics Group Co. Ltd.	Household Durables	2,651,000	7,177,382
Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	1,936,000	3,249,775
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	2,255,000	5,099,330
			29,502,073
Denmark 0.7%
H. Lundbeck AS	Pharmaceuticals	115,110	3,547,696

France 7.5%
Alstom SA	Electrical Equipment	64,250	1,754,539
AXA SA	Insurance	64,005	1,663,631
BNP Paribas SA	Banks	103,440	7,979,675
Cie Generale des Etablissements Michelin, B	Auto Components	25,698	3,214,221
Compagnie de Saint-Gobain	Building Products	98,620	5,958,279
[a]Credit Agricole SA	Banks	491,460	7,749,794
Ipsen SA	Pharmaceuticals	87,440	3,580,512
SEB SA	Household Durables	28,250	2,438,127
Technip SA	Energy Equipment & Services	26,380	2,722,706
			37,061,484
Germany 10.1%
Bayer AG	Pharmaceuticals	62,330	8,431,529
Bilfinger Berger AG	Commercial Services & Supplies	54,490	6,913,779
Deutsche Boerse AG	Diversified Financial Services	93,510	7,442,976
[a]Deutsche Lufthansa AG	Airlines	168,640	4,418,177
Gerresheimer AG	Life Sciences Tools & Services	38,720	2,506,042
HeidelbergCement AG	Construction Materials	23,970	2,054,539
Merck KGaA	Pharmaceuticals	29,610	4,987,392
Metro AG	Food & Staples Retailing	91,970	3,753,970
[a]MorphoSys AG	Life Sciences Tools & Services	46,540	4,315,466
Software AG	Software	152,970	5,540,935
			50,364,805
Hong Kong 2.4%
AIA Group Ltd.	Insurance	1,273,800	6,043,466
Hutchison Whampoa Ltd.	Industrial Conglomerates	447,000	5,924,308
			11,967,774
India 0.1%
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	44,022	648,282

Ireland 0.6%
CRH PLC	Construction Materials	104,460	2,906,565

                                                                 Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Institutional Funds

Statement of Investments, March 31, 2014 (unaudited) (continued)
Israel 1.7%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	160,510	8,481,348
Italy 2.8%
Eni SpA	Oil, Gas & Consumable Fuels	272,394	6,834,294
[a]Sorin SpA	Health Care Equipment & Supplies	438,778	1,310,661
UniCredit SpA	Banks	637,058	5,819,407
			13,964,362
Japan 3.3%
Capcom Co. Ltd.	Software	137,500	2,608,264
Nikon Corp.	Household Durables	88,500	1,424,985
Nissan Motor Co. Ltd.	Automobiles	646,700	5,764,038
Toyota Motor Corp.	Automobiles	91,900	5,187,070
Trend Micro Inc.	Software	49,090	1,519,498
			16,503,855
Netherlands 4.8%
Akzo Nobel NV	Chemicals	67,570	5,514,191
Fugro NV, IDR	Energy Equipment & Services	58,210	3,579,805
[a]ING Groep NV, IDR	Diversified Financial Services	254,410	3,601,656
TNT Express NV	Air Freight & Logistics	1,109,590	10,898,767
			23,594,419
Norway 0.8%
Telenor ASA	Diversified Telecommunication
	Services	177,500	3,933,773
Portugal 1.9%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	537,770	9,287,677
Russia 1.6%
Mining and Metallurgical Co. Norilsk Nickel OJSC, ADR	Metals & Mining	465,166	7,733,385
Singapore 1.0%
Singapore Telecommunications Ltd.	Diversified Telecommunication
	Services	1,715,004	4,976,559
South Korea 0.6%
POSCO	Metals & Mining	11,172	3,105,373
Spain 1.3%
Telefonica SA	Diversified Telecommunication
	Services	415,601	6,576,484
Sweden 0.4%
Getinge AB, B	Health Care Equipment & Supplies	68,360	1,915,027
Switzerland 6.5%
ABB Ltd.	Electrical Equipment	246,540	6,358,724
[a]Basilea Pharmaceutica AG	Biotechnology	51,670	5,897,628
Credit Suisse Group AG	Capital Markets	248,771	8,045,660
Nobel Biocare Holding AG	Health Care Equipment & Supplies	87,770	1,260,949
Roche Holding AG	Pharmaceuticals	17,630	5,285,011
Swiss Re AG	Insurance	56,590	5,246,098
			32,094,070
Taiwan 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	890,616	3,465,660
United Kingdom 8.0%
HSBC Holdings PLC	Banks	865,200	8,761,928
Kingfisher PLC	Specialty Retail	1,474,140	10,355,149
Marks & Spencer Group PLC	Multiline Retail	159,810	1,203,185
Rexam PLC	Containers & Packaging	329,901	2,678,473
Serco Group PLC	Commercial Services & Supplies	445,340	3,126,080

Templeton Institutional Funds

Statement of Investments, March 31, 2014 (unaudited) (continued)
Standard Chartered PLC	Banks	388,740	8,127,022
Tesco PLC	Food & Staples Retailing	414,180	2,040,083
Vodafone Group PLC	Wireless Telecommunication
	Services	869,912	3,194,590
			39,486,510
United States 31.5%
Allegheny Technologies Inc.	Metals & Mining	113,970	4,294,390
American International Group Inc.	Insurance	50,990	2,550,010
Amgen Inc.	Biotechnology	46,120	5,688,441
Applied Materials Inc.	Semiconductors & Semiconductor
	Equipment	175,850	3,590,857
Baker Hughes Inc.	Energy Equipment & Services	147,700	9,603,454
Chevron Corp.	Oil, Gas & Consumable Fuels	17,730	2,108,274
Citigroup Inc.	Banks	164,260	7,818,776
Comcast Corp., Special A	Media	41,190	2,008,424
CONSOL Energy Inc.	Oil, Gas & Consumable Fuels	75,480	3,015,426
CVS Caremark Corp.	Food & Staples Retailing	93,160	6,973,958
Foot Locker Inc.	Specialty Retail	153,880	7,229,282
[a]Forest Laboratories Inc.	Pharmaceuticals	172,380	15,905,503
[a]Gilead Sciences Inc.	Biotechnology	112,310	7,958,287
Global Payments Inc.	IT Services	43,620	3,101,818
The Hartford Financial Services Group Inc.	Insurance	74,370	2,623,030
ING U.S. Inc.	Diversified Financial Services	211,980	7,688,515
JPMorgan Chase & Co.	Banks	128,220	7,784,236
Macy's Inc.	Multiline Retail	180,050	10,675,164
Medtronic Inc.	Health Care Equipment & Supplies	93,240	5,737,990
Microsoft Corp.	Software	252,170	10,336,448
Mondelez International Inc., A	Food Products	185,900	6,422,845
Peabody Energy Corp.	Oil, Gas & Consumable Fuels	52,400	856,216
[a]Salix Pharmaceuticals Ltd.	Pharmaceuticals	55,840	5,785,582
SunTrust Banks Inc.	Banks	133,660	5,318,331
Time Warner Cable Inc.	Media	20,920	2,869,806
Verizon Communications Inc.	Diversified Telecommunication
	Services	41,944	2,000,519
Walgreen Co.	Food & Staples Retailing	78,330	5,172,130
[a]Zynga Inc.	Software	373,030	1,604,029
			156,721,741
Total Common Stocks (Cost $350,716,669)			477,411,660
Preferred Stocks 0.9%
Brazil 0.2%
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	78,385	1,087,200

Germany 0.7%
Draegerwerk AG & Co. KGAA, pfd.	Health Care Equipment & Supplies	25,700	3,157,107

Total Preferred Stocks (Cost $4,415,097)			4,244,307
Total Investments before Short Term Investments (Cost $355,131,766)			481,655,967

Short Term Investments (Cost $15,000,000) 3.0%
		Principal Amount
Time Deposits 3.0%
Canada 3.0%
Royal Bank of Canada, 0.01%, 4/01/14		$15,000,000	15,000,000

Templeton Institutional Funds
Statement of Investments, March 31, 2014 (unaudited) (continued)
Total Investments (Cost $370,131,766) 100.0%	496,655,967
Other Assets, less Liabilities 0.0%†	147,852
Net Assets 100.0%	$496,803,819

†Rounds to less than 0.1% of net assets.
aNon-income producing.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt
IDR - International Depositary Receipt

Templeton Institutional Funds

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Institutional Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of four funds (Funds), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds' calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds’ administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Time deposits are valued at cost, which approximates market value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. INCOME TAXES

At March 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Emerging	Foreign Equity	Foreign Smaller	Global
	Markets Series	Series	Companies Series	Equity Series

Cost of investments	$117,868,987	$4,925,538,021	$1,062,786,652	$370,192,077

Unrealized appreciation	$40,981,793	$2,332,371,065	$279,493,641	$135,708,231
Unrealized depreciation	(6,841,496)	(257,903,728)	(43,184,251)	(9,244,340)
Net unrealized appreciation (depreciation)	$34,140,297	$2,074,467,337	$236,309,390	$126,463,891

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2014, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Emerging Markets Series
Assets:
Investments in Securities:
Equity Investments:[a]
Russia	$582,955	$1,410,701		$-	$1,993,656
All Other Equity Investments[b]	136,079,807	-		-	136,079,807
Participatory Notes	-	6,758,222		-	6,758,222
Short Term Investments	6,754,414	423,185		-	7,177,599
Total Investments in Securities	$143,417,176	$8,592,108		$-	$152,009,284

Foreign Equity Series
Assets:
Investments in Securities:
Equity Investments[a,b]	$6,707,803,039	$-		$-	$6,707,803,039
Short Term Investments	292,202,319	-		-	292,202,319
Total Investments in Securities	7,000,005,358	-		-	7,000,005,358

Foreign Smaller Companies Series
Assets:
Investments in Securities:
Equity Investments:[a,b]	$1,267,862,695	$-	$	- [c]	$1,267,862,695
Short Term Investments	-	31,233,347		-	31,233,347
Total Investments in Securities	$1,267,862,695	$31,233,347		$-	$1,299,096,042

Global Equity Series
Assets:
Investments in Securities:
Equity Investments[a,b]	$481,655,967	$-		$-	$481,655,967
Short Term Investments	-	15,000,000		-	15,000,000
Total Investments in Securities	$481,655,967	$15,000,000		$-	$496,655,967

aIncludes common and preferred stocks as w ell as other equity investments.
bFor detailed categories, see the accompanying Statement of Investments.
cIncludes securities determined to have no value at March 31, 2014.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

5. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds’ significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Institutional Funds

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date May 27, 2014

By /s/MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date May 27, 2014